Supplemental Financial Information	6 Months Ended
Jun. 30, 2022
Supplemental Financial Information [Abstract]
Supplemental Financial Information
Note 4. Supplemental Financial Information
Allowance for Doubtful Accounts
The following table summarizes activity in the allowance for doubtful accounts for the three and six months ended June 30, 2022 and 2021
:

(in thousands)	Three months ended June 30,		Six Months ended June 30,
	2022	2021	2022	2021
Balance at beginning of period	$(850)	$(535)	$(930)	$(405)
Uncollectible accounts (charged) credited to expense	(649)	(158)	(569)	(288)
Uncollectible accounts written off (recovered)	—	(3)	—	(3)

Balance at end of period	$(1,499)	$(696)	$(1,499)	$(696)

Inventories

(in thousands)	June 30, 2022	December 31, 2021
Raw materials	$534	$433
Work-in-process	21	16
Finished Goods	—	—

Total Inventories	$555	$449

Property and Equipment, Net

(in thousands)	June 30, 2022	December 31, 2021
Advanced manufacturing machinery & quality equipment	$5,772	$5,705
Software	4,894	2,912
Computer & office hardware	1,226	1,149
Furniture and fixtures	235	39
Leasehold improvements	3,377	3,048
Construction in-progress	711	—

Total property, plant and equipment	16,215	12,853
Accumulated depreciation and amortization	(4,692)	(3,325)

Property, plant and equipment (net)	$11,523	$9,528

Accrued and Other Liabilities
Accrued and other liabilities as of June 30, 2022 and December 31, 2021 included costs associated with the Business Combination of approximately $10.5 million and $6.3 million, respectively.